Loss per share calculation (Details) - £ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Loss per share calculation
Basic earnings (loss) per share (per share)	£ 0.069	£ 0.085		£ 0.160	£ 0.137
Weighted average number of ordinary shares (in shares)	106,360,580	105,326,638	105,908,648		105,326,638